Revenue from Contracts with Customers - Summary of Contract Balances (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Trade receivables	€ 165,468	€ 11,913
Contract liabilities	€ 371,475	€ 190,692